Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations results of operations
	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Revenues:
Rental revenue	$9,791	22,570
Revenue – reimbursements	2,307	5,019
Total Revenues	12,098	27,589

Cost of operations:
Depreciation, depletion and amortization	3,161	7,598
Operating expenses	1,742	3,485
Property taxes	1,286	3,008
Management company indirect	1,360	734
Corporate expenses (Note 4 Related Party)	1,462	200
Total cost of operations	9,011	15,025

Total operating profit	3,087	12,564

Interest expense	(587)	(1,582)
Loss on investments land sold	—	—
Gain on sale of buildings	164,915	—

Income before income taxes	167,415	10,982
Provision for (benefit from) income taxes	45,286	(21)

Income from discontinued operations	$122,129	11,003

Discontinued operations balance sheet components

	December 31	December 31
Assets:	2018	2017
Real estate investments at cost:
Land	$546	40,465
Buildings and improvements	3,315	186,657
Projects under construction	—	6,617
Total investments in properties	3,861	233,739
Less accumulated depreciation and depletion	2,374	68,049
Net investments in properties	1,487	165,690

Accounts receivable, net	910	405
Unrealized rents	473	4,088
Deferred costs	354	6,509
Other assets	—	2
Assets of discontinued operations	$3,224	176,694

Liabilities:
Secured notes payable, current portion	$—	23,825
Secured notes payable, less current portion	—	4,338
Accounts payable and accrued liabilities	205	2,289
Deferred revenue	45	967
Tenant security deposits	38	861
Liabilities of discontinued operations	$288	32,280